Other Current Financial Liabilities (Details) - Schedule of other current financial liabilities - CAD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Schedule of other current financial liabilities [Abstract]
Derivative liabilities (Note 30)		$ 5,367	$ 12,581
Security deposits		875	1,141
Satellite performance incentive payments		7,485	7,996
Interest payable	[1]	19,814	12,046
Other		3,106	2,116
Other current financial liabilities		$ 36,647	$ 35,880

[1]	Interest payable included interest payable on indebtedness and satellite performance incentive payments.